Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 320,455	$ 359,270	$ 1,994,715
Additions charged to expense		956	8,198
Deduction/Write-offs	(2,862)	(39,771)	(45,319)
Exchange difference on translations of foreign financial statement			(118,046)
Non-current assets held for sale			(1,480,278)
December 31	317,593	320,455	359,270
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	53,714	154,841	95,036
Additions charged to expense			66,894
Deduction/Write-offs	(17,557)	(101,127)
Exchange difference on translations of foreign financial statement			(557)
Non-current assets held for sale			(6,532)
December 31	36,157	53,714	154,841
Allowance for impairment of accounts receivable [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1		87
Additions charged to expense			87
Deduction/Write-offs		(87)
December 31			$ 87
Loss allowance for accounts receivable [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	1,819
Additions charged to expense	322
December 31	$ 2,141	$ 1,819